Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Registrant Name	Macro Bank Inc.
Entity Central Index Key	0001347426
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Address, Country	AR
Document Shell Company Report	false
Document Transition Report	false
Document Annual Report	true
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding	639,413,408
ICFR Auditor Attestation Flag	true
Auditor Name	Pistrelli, Henry Martin y Asociados S.A.
Auditor Firm ID	1449
Auditor Location	City of Buenos Aires, Argentina.
Document Registration Statement	false
Entity File Number	001-32827
Entity Incorporation, State or Country Code	C1
Document Accounting Standard	International Financial Reporting Standards
Entity Address, Address Line One	Avenida Eduardo Madero 1182
Entity Address, City or Town	City of Buenos Aires
Entity Address, Postal Zip Code	C1106ACY
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	AR
Entity Address, Address Line One	Avenida Eduardo Madero 1172, 24th Floor
Entity Address, City or Town	City of Buenos Aires
Entity Address, Postal Zip Code	C1106ACY
Contact Personnel Name	Jorge Francisco Scarinci
Contact Personnel Email Address	jorgescarinci@macro.com.ar
Country Region	54
City Area Code	11
Local Phone Number	5222 6730
American Depositary Shares [member]
Document Information [Line Items]
Trading Symbol	BMA
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NYSE
Class A Common Stock [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	11,235,670
Class B Common Stock [member]
Document Information [Line Items]
Trading Symbol	BMA
Title of 12(b) Security	Class B ordinary shares
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	628,177,738